American Century Investments®
Quarterly Portfolio Holdings
Avantis®Total Equity Markets ETF (AVTM)
May 31, 2026

Avantis Total Equity Markets ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 85.7%
Aerospace and Defense — 1.5%
AAR Corp.(1)	9	1,014
AeroVironment, Inc.(1)	1,143	236,875
Astronics Corp.(1)	51	4,437
ATI, Inc.(1)	10,083	1,766,138
Axon Enterprise, Inc.(1)	1,014	455,002
Boeing Co.(1)	3,835	886,460
BWX Technologies, Inc.	45	8,815
Carpenter Technology Corp.	2,537	1,189,802
Curtiss-Wright Corp.	104	77,751
Ducommun, Inc.(1)	1,160	176,575
FTAI Aviation Ltd.	70	18,224
General Dynamics Corp.	609	211,213
General Electric Co.	2,116	685,076
HEICO Corp.	1	348
HEICO Corp., Class A	3	779
Howmet Aerospace, Inc.	1,442	372,397
Huntington Ingalls Industries, Inc.	325	100,155
Kratos Defense & Security Solutions, Inc.(1)	3,213	206,050
L3Harris Technologies, Inc.	7,238	2,281,273
Lockheed Martin Corp.	1,496	793,553
Mercury Systems, Inc.(1)	975	108,908
Moog, Inc., Class A	657	236,500
National Presto Industries, Inc.	1	127
Northrop Grumman Corp.	1,536	865,813
Rocket Lab Corp.(1)	29	4,161
RTX Corp.	5,857	1,052,269
StandardAero, Inc.(1)	13	372
Textron, Inc.	823	75,519
TransDigm Group, Inc.	44	55,366
V2X, Inc.(1)	147	12,220
		11,883,192
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	37	6,610
Expeditors International of Washington, Inc.	666	105,221
FedEx Corp.	12,539	5,162,933
Forward Air Corp.(1)	5	53
GXO Logistics, Inc.(1)	258	12,928
Hub Group, Inc., Class A	601	24,966
United Parcel Service, Inc., Class B	23,005	2,454,404
		7,767,115
Automobile Components — 0.1%
Adient PLC(1)	352	8,047
Aptiv PLC(1)	82	5,571
Autoliv, Inc.	210	26,695
BorgWarner, Inc.	1,110	79,720
Dana, Inc.	136	4,816
Dauch Corp.(1)	1,107	7,351
Dorman Products, Inc.(1)	368	45,603
Fox Factory Holding Corp.(1)	14	253

Gentex Corp.	14,796	357,471
Gentherm, Inc.(1)	874	30,319
Goodyear Tire & Rubber Co.(1)	2,342	14,286
LCI Industries	418	45,570
Lear Corp.	18	2,576
Patrick Industries, Inc.	412	37,294
Phinia, Inc.	157	12,130
QuantumScape Corp.(1)	90	808
Standard Motor Products, Inc.	630	24,690
Versigent PLC(1)	27	1,191
Visteon Corp.	1,465	173,295
		877,686
Automobiles — 0.4%
Ford Motor Co.	11,877	207,135
General Motors Co.	1,928	160,487
Harley-Davidson, Inc.	215	5,199
Lucid Group, Inc.(1)	16	105
Rivian Automotive, Inc., Class A(1)	140	2,282
Tesla, Inc.(1)	5,835	2,542,834
Thor Industries, Inc.	227	17,951
Winnebago Industries, Inc.	860	25,533
		2,961,526
Banks — 5.4%
1st Source Corp.	340	25,099
Ameris Bancorp	2,713	228,733
Arrow Financial Corp.	22	807
Associated Banc-Corp.	39	1,085
Atlantic Union Bankshares Corp.	1,689	63,540
Axos Financial, Inc.(1)	4,234	367,977
Banc of California, Inc.	4	77
BancFirst Corp.	1,452	160,141
Bancorp, Inc.(1)	1,651	91,069
Bank of America Corp.	87,119	4,495,340
Bank of Marin Bancorp	1,022	26,408
Bank of NT Butterfield & Son Ltd.	236	13,325
Bank OZK	1,280	61,939
Bank7 Corp.	800	35,408
BankUnited, Inc.	1,384	64,204
Banner Corp.	8,938	580,970
Beacon Financial Corp.	1,189	34,588
Blue Ridge Bankshares, Inc.	3,077	10,154
BOK Financial Corp.	99	12,676
Burke & Herbert Financial Services Corp.	7	445
Byline Bancorp, Inc.	27	893
Capitol Federal Financial, Inc.	391	3,038
Carter Bankshares, Inc.	989	27,000
Cathay General Bancorp	6,326	364,757
Citigroup, Inc.	4,560	574,104
Citizens Financial Group, Inc.	858	53,419
City Holding Co.	300	37,293
Columbia Banking System, Inc.	1,636	48,491
Columbia Financial, Inc.(1)	12	242
Commerce Bancshares, Inc.	1,384	72,272
Community Financial System, Inc.	514	32,711
Cullen/Frost Bankers, Inc.	164	22,225

Customers Bancorp, Inc.(1)	21	1,578
CVB Financial Corp.	105	2,138
East West Bancorp, Inc.	930	113,962
Enterprise Financial Services Corp.	570	34,548
Equity Bancshares, Inc., Class A	15	691
Fifth Third Bancorp	1,943	97,014
First BanCorp	4,563	109,421
First Bancorp/Southern Pines NC	1,215	71,478
First Busey Corp.	1,668	45,653
First Citizens BancShares, Inc., Class A	262	521,514
First Commonwealth Financial Corp.	3,820	72,351
First Community Bankshares, Inc.	38,382	1,654,648
First Financial Bancorp	352	10,828
First Financial Bankshares, Inc.	13	425
First Horizon Corp.	11,588	280,777
First Interstate BancSystem, Inc., Class A	1,702	60,591
First Merchants Corp.	1,339	53,962
Flagstar Bank NA	356	5,005
FNB Corp.	372	6,503
Fulton Financial Corp.	3,668	79,559
German American Bancorp, Inc.	500	21,860
Glacier Bancorp, Inc.	12,281	583,962
Great Southern Bancorp, Inc.	280	20,090
Hancock Whitney Corp.	459	31,267
Hanmi Financial Corp.	4	120
Hilltop Holdings, Inc.	1,420	53,562
Home BancShares, Inc.	3,452	92,376
HomeTrust Bancshares, Inc.	380	17,659
Huntington Bancshares, Inc.	3,658	59,845
Independent Bank Corp.	26	2,056
International Bancshares Corp.	1,990	143,598
JPMorgan Chase & Co.	65,264	19,534,168
KeyCorp	3,738	79,732
Lakeland Financial Corp.	1,288	78,091
M&T Bank Corp.	115	24,853
Mechanics Bancorp	990	14,573
Metrocity Bankshares, Inc.	478	15,611
Midland States Bancorp, Inc.	51	1,418
National Bank Holdings Corp., Class A	90	3,765
OFG Bancorp	4,259	194,040
Origin Bancorp, Inc.	244	11,629
Pathward Financial, Inc.	10,382	853,816
Pinnacle Financial Partners, Inc.	800	78,192
PNC Financial Services Group, Inc.	3,026	669,109
Popular, Inc.	960	142,589
Preferred Bank	155	14,852
Provident Financial Services, Inc.	354	7,855
RBB Bancorp	1,314	31,431
Regions Financial Corp.	8,741	244,748
Renasant Corp.	169	6,882
S&T Bancorp, Inc.	936	42,204
Seacoast Banking Corp. of Florida	18	546
ServisFirst Bancshares, Inc.	739	57,635
Simmons First National Corp., Class A	1,674	35,907
Southside Bancshares, Inc.	13	426

Southstate Bank Corp.	1,350	127,912
Stock Yards Bancorp, Inc.	847	60,764
Texas Capital Bancshares, Inc.(1)	1,985	197,488
Third Coast Bancshares, Inc.(1)	16	612
Towne Bank	801	27,290
Triumph Financial, Inc.(1)	2,770	197,362
Truist Financial Corp.	4,474	215,692
TrustCo Bank Corp.	3	155
U.S. Bancorp	40,292	2,210,016
UMB Financial Corp.	311	40,822
United Bankshares, Inc.	14,285	620,112
United Community Banks, Inc.	2,314	76,246
Valley National Bancorp	318	4,379
Webster Financial Corp.	3,831	278,590
Wells Fargo & Co.	33,767	2,618,293
WesBanco, Inc.	671	23,250
Western Alliance Bancorp	944	75,190
Wintrust Financial Corp.	1,183	177,722
WSFS Financial Corp.	2,085	148,973
Zions Bancorp NA	8,828	551,309
		41,555,720
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	10	1,773
Brown-Forman Corp., Class A	19	508
Brown-Forman Corp., Class B	129	3,318
Celsius Holdings, Inc.(1)	48	1,597
Coca-Cola Co.	14,664	1,158,603
Coca-Cola Consolidated, Inc.	2,260	391,567
Constellation Brands, Inc., Class A	17	2,360
Keurig Dr. Pepper, Inc.	6,783	203,693
MGP Ingredients, Inc.	9	159
Molson Coors Beverage Co., Class B	319	12,610
Monster Beverage Corp.(1)	1,261	111,069
National Beverage Corp.(1)	212	7,842
PepsiCo, Inc.	24,218	3,491,993
		5,387,092
Biotechnology — 1.2%
4D Molecular Therapeutics, Inc.(1)	2,361	23,397
AbbVie, Inc.	12,045	2,622,437
ACADIA Pharmaceuticals, Inc.(1)	163	3,531
Achieve Life Sciences, Inc.(1)	2,870	15,039
Agios Pharmaceuticals, Inc.(1)	615	18,081
Alkermes PLC(1)	2,741	115,643
Alnylam Pharmaceuticals, Inc.(1)	246	74,287
Amgen, Inc.	3,691	1,243,092
Arcus Biosciences, Inc.(1)	66	1,672
Ardelyx, Inc.(1)	1,419	8,571
Arrowhead Pharmaceuticals, Inc.(1)	73	5,687
ARS Pharmaceuticals, Inc.(1)(2)	7,935	71,970
Atrium Therapeutics, Inc.(1)	200	2,600
Aurinia Pharmaceuticals, Inc.(1)	63	966
Biogen, Inc.(1)	229	44,884
Biohaven Ltd.(1)	67	738
BioMarin Pharmaceutical, Inc.(1)	8	458
Bridgebio Pharma, Inc.(1)	6	398

CareDx, Inc.(1)	93	2,122
Compass Therapeutics, Inc.(1)	2,770	6,593
Cue Biopharma, Inc.(1)	10	219
Cytokinetics, Inc.(1)	979	75,148
Design Therapeutics, Inc.(1)	2,820	29,554
Emergent BioSolutions, Inc.(1)	2,858	26,065
Enanta Pharmaceuticals, Inc.(1)	61	803
Exelixis, Inc.(1)	543	27,411
Gilead Sciences, Inc.	1,273	171,129
GRAIL, Inc.(1)	1,736	124,436
Halozyme Therapeutics, Inc.(1)	9,698	645,305
Immunovant, Inc.(1)	21	699
Incyte Corp.(1)	122	11,802
Insmed, Inc.(1)	1,054	112,683
Intellia Therapeutics, Inc.(1)	17	239
Ionis Pharmaceuticals, Inc.(1)	144	11,016
Iovance Biotherapeutics, Inc.(1)	1,348	5,527
Ironwood Pharmaceuticals, Inc.(1)	72	257
Jade Biosciences, Inc.(1)(2)	5	105
Keros Therapeutics, Inc.(1)	11	124
Krystal Biotech, Inc.(1)	37	11,434
Madrigal Pharmaceuticals, Inc.(1)	155	77,077
Mineralys Therapeutics, Inc.(1)	39	1,228
Mirum Pharmaceuticals, Inc.(1)	8	812
Moderna, Inc.(1)	1,482	69,936
Myriad Genetics, Inc.(1)	1,763	6,999
Natera, Inc.(1)	3	670
Neurocrine Biosciences, Inc.(1)	55	8,706
Novavax, Inc.(1)(2)	77	845
Olema Pharmaceuticals, Inc.(1)	1,759	23,201
OnKure Therapeutics, Inc., Class A(1)(2)	504	2,117
Organogenesis Holdings, Inc.(1)	2,597	6,674
PMV Pharmaceuticals, Inc.(1)(2)	4,716	5,659
Precigen, Inc.(1)	3,000	13,020
Protagonist Therapeutics, Inc.(1)	27	2,688
Prothena Corp. PLC(1)	884	8,999
PTC Therapeutics, Inc.(1)	1,785	131,822
Recursion Pharmaceuticals, Inc., Class A(1)	986	3,540
Regeneron Pharmaceuticals, Inc.	3,814	2,344,771
Relay Therapeutics, Inc.(1)	3,544	49,793
Revolution Medicines, Inc.(1)	387	60,945
Roivant Sciences Ltd.(1)	538	16,135
Tenaya Therapeutics, Inc.(1)(2)	3,673	3,192
TG Therapeutics, Inc.(1)	160	6,070
Travere Therapeutics, Inc.(1)	998	47,086
Twist Bioscience Corp.(1)	147	9,830
Ultragenyx Pharmaceutical, Inc.(1)	7	168
uniQure NV(1)	1,169	33,352
United Therapeutics Corp.(1)	130	72,387
Upstream Bio, Inc.(1)	937	7,833
UroGen Pharma Ltd.(1)	3,775	106,191
Vanda Pharmaceuticals, Inc.(1)	2,779	17,925
Vaxcyte, Inc.(1)	8	411
Veracyte, Inc.(1)	886	41,057
Verastem, Inc.(1)	107	463

Vertex Pharmaceuticals, Inc.(1)	520	232,721
Vir Biotechnology, Inc.(1)	101	964
Whitehawk Therapeutics, Inc.(1)	1,254	5,919
Xencor, Inc.(1)	32	380
		8,937,708
Broadline Retail — 2.1%
1stdibs.com, Inc.(1)	660	2,983
Amazon.com, Inc.(1)	49,371	13,361,768
Dillard's, Inc., Class A	3,101	1,830,241
eBay, Inc.	1,209	132,107
Etsy, Inc.(1)	9	611
Kohl's Corp.	33	474
Macy's, Inc.	3,873	84,277
MercadoLibre, Inc.(1)	563	954,651
		16,367,112
Building Products — 0.8%
A.O. Smith Corp.	434	24,616
AAON, Inc.	2,694	377,699
Advanced Drainage Systems, Inc.	5	696
Allegion PLC	173	22,502
Apogee Enterprises, Inc.	1,343	51,585
Armstrong World Industries, Inc.	318	50,212
AZZ, Inc.	372	50,410
Builders FirstSource, Inc.(1)	438	33,402
Carlisle Cos., Inc.	178	61,376
Carrier Global Corp.	993	63,423
CSW Industrials, Inc.	385	106,633
Fortune Brands Innovations, Inc.	81	3,154
Gibraltar Industries, Inc.(1)	1,880	72,662
Griffon Corp.	3,092	272,034
Hayward Holdings, Inc.(1)	6	85
Insteel Industries, Inc.	374	10,281
Johnson Controls International PLC	555	74,403
Lennox International, Inc.	6,654	3,341,373
Masco Corp.	986	69,267
Masterbrand, Inc.(1)	1,121	9,730
Modine Manufacturing Co.(1)	22	6,136
Owens Corning	544	68,446
Resideo Technologies, Inc.(1)	88	2,752
Simpson Manufacturing Co., Inc.	2,442	463,345
Tecnoglass, Inc.	260	11,203
Trane Technologies PLC	624	281,611
Trex Co., Inc.(1)	392	16,229
UFP Industries, Inc.	4,571	370,251
Zurn Elkay Water Solutions Corp.	3,361	157,967
		6,073,483
Capital Markets — 3.4%
Acadian Asset Management, Inc.	53	3,832
Affiliated Managers Group, Inc.	296	89,644
Ameriprise Financial, Inc.	551	245,586
Ares Capital Corp.	2,040	38,740
Ares Management Corp., Class A	860	110,510
Artisan Partners Asset Management, Inc., Class A	425	15,912
Bank of New York Mellon Corp.	4,590	639,984
BGC Group, Inc., Class A	4,940	51,623

Blackrock, Inc.	1,886	1,974,416
Blackstone, Inc.	2,079	243,181
Carlyle Group, Inc.	514	23,351
Cboe Global Markets, Inc.	22	7,338
Charles Schwab Corp.	13,626	1,190,231
CME Group, Inc.	161	44,040
Cohen & Steers, Inc.	287	20,033
Coinbase Global, Inc., Class A(1)	414	78,258
DigitalBridge Group, Inc.	323	5,052
Evercore, Inc., Class A	798	272,006
FactSet Research Systems, Inc.	8	1,964
Federated Hermes, Inc.	471	26,404
Franklin Resources, Inc.	149	4,622
Goldman Sachs Group, Inc.	12,780	13,106,657
Houlihan Lokey, Inc.	6,135	869,084
Interactive Brokers Group, Inc., Class A	64	5,566
Intercontinental Exchange, Inc.	2,321	343,160
Invesco Ltd.	3,922	111,620
Janus Henderson Group PLC	1,469	75,962
Jefferies Financial Group, Inc.	212	11,177
KKR & Co., Inc.	10,028	962,086
Lazard, Inc.	16	757
LPL Financial Holdings, Inc.	110	30,115
MarketWise, Inc.	16	276
Moelis & Co., Class A	700	47,103
Moody's Corp.	76	34,447
Morgan Stanley	7,438	1,547,104
MSCI, Inc.	47	29,675
Nasdaq, Inc.	17,847	1,651,204
Northern Trust Corp.	404	66,842
Oppenheimer Holdings, Inc., Class A	527	48,310
Perella Weinberg Partners	3,591	61,622
Piper Sandler Cos.	4,016	314,895
PJT Partners, Inc., Class A	1,496	228,738
Raymond James Financial, Inc.	1,245	178,545
Robinhood Markets, Inc., Class A(1)	115	10,844
S&P Global, Inc.	267	113,208
State Street Corp.	1,973	307,078
StepStone Group, Inc., Class A	16	789
Stifel Financial Corp.	3,509	246,156
StoneX Group, Inc.(1)	3,001	340,163
T. Rowe Price Group, Inc.	8	836
Tradeweb Markets, Inc., Class A	75	7,519
Virtu Financial, Inc., Class A	534	26,780
WisdomTree, Inc.	2,966	56,502
		25,921,547
Chemicals — 0.9%
AdvanSix, Inc.	1,231	27,624
Air Products & Chemicals, Inc.	642	178,874
Albemarle Corp.	493	86,975
American Vanguard Corp.(1)	82	212
Avient Corp.	2,546	90,179
Balchem Corp.	605	94,822
Cabot Corp.	2,514	220,000
CF Industries Holdings, Inc.	1,780	199,983

Chemours Co.	7,476	165,668
Corteva, Inc.	3,545	277,503
Dow, Inc.	276	9,315
DuPont de Nemours, Inc.	804	38,930
Eastman Chemical Co.	825	62,593
Ecolab, Inc.	6,704	1,716,224
Element Solutions, Inc.	125	5,304
FMC Corp.	191	2,609
Hawkins, Inc.	2	309
HB Fuller Co.	1,824	116,882
Huntsman Corp.	233	3,576
Ingevity Corp.(1)	1,371	92,981
Innospec, Inc.	400	33,176
International Flavors & Fragrances, Inc.	14	1,065
Linde PLC	4,727	2,352,581
LyondellBasell Industries NV, Class A	63	4,199
Minerals Technologies, Inc.	1,770	136,325
Mosaic Co.	2,664	63,670
NewMarket Corp.	430	332,639
Olin Corp.	74	1,914
PPG Industries, Inc.	864	97,615
PureCycle Technologies, Inc.(1)	1,886	23,367
Quaker Chemical Corp.	389	55,833
RPM International, Inc.	41	4,345
Scotts Miracle-Gro Co.	204	12,036
Sensient Technologies Corp.	1,100	125,235
Sherwin-Williams Co.	133	40,411
Solstice Advanced Materials, Inc.	1,178	99,223
Stepan Co.	286	15,115
Trinseo PLC	178	2
Tronox Holdings PLC, Class A	2,509	19,946
Westlake Corp.	32	2,779
		6,812,039
Commercial Services and Supplies — 0.4%
ABM Industries, Inc.	501	19,569
Brady Corp., Class A	26	2,238
BrightView Holdings, Inc.(1)	969	11,977
Brink's Co.	1,481	154,054
Casella Waste Systems, Inc., Class A(1)	1,959	160,971
Cintas Corp.	515	88,199
Copart, Inc.(1)	54,974	1,801,498
CoreCivic, Inc.(1)	20	422
Deluxe Corp.	833	20,234
Enviri Corp.(1)	2,119	43,969
GEO Group, Inc.(1)	542	12,287
Healthcare Services Group, Inc.(1)	69	1,421
HNI Corp.	281	8,764
Interface, Inc.	50	1,480
MSA Safety, Inc.	56	9,285
OPENLANE, Inc.(1)	51	1,943
Pitney Bowes, Inc.	1,027	16,535
Republic Services, Inc.	712	142,713
Rollins, Inc.	569	27,084
Tetra Tech, Inc.	3,606	99,129
UniFirst Corp.	415	110,149

Veralto Corp.	243	19,982
Waste Connections, Inc.	22	3,278
Waste Management, Inc.	645	136,392
		2,893,573
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	37,763	6,022,066
Calix, Inc.(1)	37	1,471
Ciena Corp.(1)	694	402,680
Cisco Systems, Inc.	48,455	5,834,951
Comtech Telecommunications Corp.(1)	564	3,170
Digi International, Inc.(1)	5	334
Extreme Networks, Inc.(1)	67	1,776
F5, Inc.(1)	169	64,803
Harmonic, Inc.(1)	2,995	45,254
Lumentum Holdings, Inc.(1)	10	8,549
Motorola Solutions, Inc.	2,145	865,035
NETGEAR, Inc.(1)	556	14,450
NetScout Systems, Inc.(1)	285	11,862
Ubiquiti, Inc.	788	460,082
Viasat, Inc.(1)	613	49,420
Viavi Solutions, Inc.(1)	5,044	244,937
		14,030,840
Construction and Engineering — 2.0%
AECOM	819	56,814
API Group Corp.(1)	54	2,214
Arcosa, Inc.	2,573	326,128
Argan, Inc.	110	73,372
Comfort Systems USA, Inc.	2,652	4,848,413
Dycom Industries, Inc.(1)	1,814	925,140
EMCOR Group, Inc.	4,133	3,417,247
Everus Construction Group, Inc.(1)	1,563	232,527
Fluor Corp.(1)	485	22,194
Granite Construction, Inc.	456	62,399
IES Holdings, Inc.(1)	3,593	2,437,311
Limbach Holdings, Inc.(1)	151	11,695
MasTec, Inc.(1)	115	43,513
MYR Group, Inc.(1)	405	188,349
Primoris Services Corp.	430	54,085
Quanta Services, Inc.	3,567	2,538,741
Sterling Infrastructure, Inc.(1)	9	7,748
Valmont Industries, Inc.	547	284,336
WillScot Holdings Corp.	989	25,447
		15,557,673
Construction Materials — 0.0%
CRH PLC	799	86,923
Eagle Materials, Inc.	84	18,579
Martin Marietta Materials, Inc.	259	150,645
Vulcan Materials Co.	54	15,278
		271,425
Consumer Finance — 0.7%
Ally Financial, Inc.	451	19,307
American Express Co.	1,962	620,914
Bread Financial Holdings, Inc.	224	19,952
Capital One Financial Corp.	15,638	2,938,849
Encore Capital Group, Inc.(1)	154	12,309

Enova International, Inc.(1)	4,796	774,602
EZCORP, Inc., Class A(1)	4,015	125,429
FirstCash Holdings, Inc.	1,726	379,565
LendingClub Corp.(1)	1,003	17,903
LendingTree, Inc.(1)	1,258	48,056
Navient Corp.	9,780	83,717
Nelnet, Inc., Class A	1,872	244,427
OneMain Holdings, Inc.	23	1,272
PRA Group, Inc.(1)	43	656
Regional Management Corp.	22	809
SLM Corp.	1,389	30,725
SoFi Technologies, Inc.(1)	224	4,081
Synchrony Financial	1,100	78,584
World Acceptance Corp.(1)	230	37,971
		5,439,128
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	24	1,694
BJ's Wholesale Club Holdings, Inc.(1)	199	16,971
Casey's General Stores, Inc.	9	6,904
Chefs' Warehouse, Inc.(1)	5	383
Costco Wholesale Corp.	4,929	4,713,701
Dollar General Corp.	5,775	638,773
Dollar Tree, Inc.(1)	108	12,575
Ingles Markets, Inc., Class A	1,221	108,010
Kroger Co.	6,400	397,760
Maplebear, Inc.(1)	10,277	409,024
Performance Food Group Co.(1)	425	41,731
PriceSmart, Inc.	252	42,837
Sprouts Farmers Market, Inc.(1)	195	16,111
Sysco Corp.	579	43,894
Target Corp.	9,975	1,267,523
U.S. Foods Holding Corp.(1)	728	59,587
United Natural Foods, Inc.(1)	1,668	85,652
Walmart, Inc.	21,368	2,473,346
Weis Markets, Inc.	408	29,772
		10,366,248
Containers and Packaging — 0.0%
Amcor PLC	10	388
Avery Dennison Corp.	145	23,065
Ball Corp.	203	11,098
Graphic Packaging Holding Co.	875	9,853
International Paper Co.	354	11,849
Myers Industries, Inc.	54	1,231
Packaging Corp. of America	65	14,229
Silgan Holdings, Inc.	378	14,198
Smurfit Westrock PLC	47	1,934
Sonoco Products Co.	18	876
		88,721
Distributors — 0.0%
Genuine Parts Co.	1,502	148,247
LKQ Corp.	1,096	29,724
Pool Corp.	166	30,112
		208,083
Diversified Consumer Services — 0.1%
ADT, Inc.	311	2,087

Carriage Services, Inc.	250	10,297
Coursera, Inc.(1)	147	792
Covista, Inc.(1)	556	65,497
Driven Brands Holdings, Inc.(1)	21	291
Frontdoor, Inc.(1)	126	7,821
Grand Canyon Education, Inc.(1)	1,998	299,400
H&R Block, Inc.	561	21,593
Liberty Live Holdings, Inc., Class C(1)	76	7,532
Matthews International Corp., Class A	33	876
Perdoceo Education Corp.	5,406	175,046
Stride, Inc.(1)	3,391	313,260
		904,492
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	3,889	96,447
Cogent Communications Holdings, Inc.	1,582	28,096
Comcast Corp., Class A	9,840	244,721
Iridium Communications, Inc.	11,793	610,642
Liberty Global Ltd., Class A(1)	14	175
Liberty Global Ltd., Class C(1)	732	8,901
Liberty Latin America Ltd., Class A(1)	1,113	8,982
Liberty Latin America Ltd., Class C(1)	1,111	9,110
Lumen Technologies, Inc.(1)	209	2,297
Verizon Communications, Inc.	32,859	1,570,989
		2,580,360
Electric Utilities — 0.8%
Alliant Energy Corp.	54	3,867
American Electric Power Co., Inc.	6,893	873,136
Constellation Energy Corp.	1,579	454,357
Duke Energy Corp.	2,399	294,429
Edison International	7,638	534,202
Entergy Corp.	6,210	677,200
Evergy, Inc.	132	10,829
Eversource Energy	70	4,779
Exelon Corp.	4,563	208,255
FirstEnergy Corp.	326	15,123
Hawaiian Electric Industries, Inc.(1)	45	599
IDACORP, Inc.	187	26,230
MGE Energy, Inc.	779	58,815
NextEra Energy, Inc.	12,462	1,084,319
NRG Energy, Inc.	1,400	187,712
OGE Energy Corp.	129	6,093
Otter Tail Corp.	2,680	232,249
PG&E Corp.	36,583	597,766
Pinnacle West Capital Corp.	690	68,821
Portland General Electric Co.	480	24,058
PPL Corp.	257	9,095
Southern Co.	1,628	149,857
TXNM Energy, Inc.	2,619	155,071
Xcel Energy, Inc.	2,298	182,691
		5,859,553
Electrical Equipment — 0.4%
Acuity, Inc.	382	116,552
AMETEK, Inc.	76	17,165
Eaton Corp. PLC	1,178	471,907
Emerson Electric Co.	8,154	1,172,708

EnerSys	1,950	444,541
GE Vernova, Inc.	461	446,395
Generac Holdings, Inc.(1)	37	10,283
Hubbell, Inc.	14	6,631
Nextpower, Inc., Class A(1)	158	24,711
NuScale Power Corp.(1)	7,083	89,742
nVent Electric PLC	289	48,260
Plug Power, Inc.(1)	474	1,872
Powell Industries, Inc.	6	1,706
Preformed Line Products Co.	50	18,491
Regal Rexnord Corp.	584	117,828
Rockwell Automation, Inc.	49	22,102
Sensata Technologies Holding PLC	44	2,173
Shoals Technologies Group, Inc., Class A(1)	1,442	17,953
Sunrun, Inc.(1)	98	1,639
Vertiv Holdings Co., Class A	343	108,289
Vicor Corp.(1)	4	1,339
		3,142,287
Electronic Equipment, Instruments and Components — 1.8%
Advanced Energy Industries, Inc.	2,580	779,624
Aeva Technologies, Inc.(1)	200	5,636
Amphenol Corp., Class A	1,079	160,512
Arlo Technologies, Inc.(1)	14	187
Arrow Electronics, Inc.(1)	45	9,658
Avnet, Inc.	3,371	293,041
Badger Meter, Inc.	712	88,217
Bel Fuse, Inc., Class B	50	13,726
Belden, Inc.	1,572	165,186
CDW Corp.	127	15,932
Cognex Corp.	26	1,712
Coherent Corp.(1)	2,617	945,967
Corning, Inc.	5,806	1,051,815
Crane NXT Co.	1,550	60,202
CTS Corp.	1,102	70,760
ePlus, Inc.	3,443	282,636
Fabrinet(1)	1,351	883,770
Insight Enterprises, Inc.(1)	2,374	252,546
IPG Photonics Corp.(1)	91	10,421
Jabil, Inc.	15,579	5,679,480
Keysight Technologies, Inc.(1)	1,803	610,009
Kimball Electronics, Inc.(1)	847	21,963
Knowles Corp.(1)	1,941	72,613
Lightwave Logic, Inc.(1)	1,949	21,166
Littelfuse, Inc.	7	3,268
Luna Innovations, Inc.(1)	214	289
PC Connection, Inc.	64	4,454
Plexus Corp.(1)	1,425	382,413
Ralliant Corp.	137	8,476
Rogers Corp.(1)	498	70,477
Sanmina Corp.(1)	4,784	1,242,548
ScanSource, Inc.(1)	4	185
TD SYNNEX Corp.	37	9,667
TE Connectivity PLC	369	78,748
Teledyne Technologies, Inc.(1)	369	228,717
TTM Technologies, Inc.(1)	129	22,410

Vishay Intertechnology, Inc.	9,422	490,415
Vishay Precision Group, Inc.(1)	105	13,158
Vontier Corp.	24	681
Zebra Technologies Corp., Class A(1)	42	10,233
		14,062,918
Energy Equipment and Services — 0.3%
Archrock, Inc.	4,316	144,543
Baker Hughes Co.	7,943	507,399
Bristow Group, Inc.	276	11,493
Cactus, Inc., Class A	33	1,915
Core Laboratories, Inc.	7	96
Halliburton Co.	18,845	732,128
Helmerich & Payne, Inc.	42	1,602
Innovex International, Inc.(1)	12	321
Liberty Energy, Inc., Class A	22	644
NOV, Inc.	204	4,072
Oceaneering International, Inc.(1)	34	1,300
Oil States International, Inc.(1)	2,761	23,468
Patterson-UTI Energy, Inc.	7,211	80,835
SLB Ltd.	4,360	237,838
TechnipFMC PLC	6,327	432,893
Tidewater, Inc.(1)	4,450	327,030
Transocean Ltd.(1)	814	5,039
Weatherford International PLC	6	622
		2,513,238
Entertainment — 0.9%
Atlanta Braves Holdings, Inc., Class A(1)	789	42,290
Atlanta Braves Holdings, Inc., Class C(1)	903	44,789
Cinemark Holdings, Inc.	36	1,008
Electronic Arts, Inc.	551	111,148
IMAX Corp.(1)	942	37,379
Liberty Media Corp.-Liberty Formula One, Class A(1)	7	588
Liberty Media Corp.-Liberty Formula One, Class C(1)	94	8,534
Lionsgate Studios Corp.(1)	23	330
Live Nation Entertainment, Inc.(1)	412	69,385
Madison Square Garden Entertainment Corp.(1)	397	28,000
Madison Square Garden Sports Corp.(1)	361	135,119
Marcus Corp.	664	12,556
Netflix, Inc.(1)	45,279	3,894,900
Playtika Holding Corp.	80	302
ROBLOX Corp., Class A(1)	874	41,209
Roku, Inc.(1)	181	23,563
Sphere Entertainment Co.(1)	397	54,977
Starz Entertainment Corp.(1)	1	23
Take-Two Interactive Software, Inc.(1)	395	88,543
TKO Group Holdings, Inc.	1,925	394,971
Walt Disney Co.	18,537	1,887,623
Warner Bros Discovery, Inc.(1)	2,039	55,073
		6,932,310
Financial Services — 2.7%
Acacia Research Corp.(1)	208	967
Affirm Holdings, Inc.(1)	1,629	119,976
Apollo Global Management, Inc.	69	8,881
Berkshire Hathaway, Inc., Class B(1)	20,781	9,860,169
Block, Inc.(1)	7	530

Cannae Holdings, Inc.	800	11,864
Corpay, Inc.(1)	100	36,180
Equitable Holdings, Inc.	1,500	62,025
Essent Group Ltd.	28	1,621
Euronet Worldwide, Inc.(1)	43	3,117
EVERTEC, Inc.	459	11,232
Federal Agricultural Mortgage Corp., Class C	1,846	328,200
Fidelity National Information Services, Inc.	205	8,813
Fiserv, Inc.(1)	1,403	79,354
Flywire Corp.(1)	67	1,075
Global Payments, Inc.	534	40,322
HA Sustainable Infrastructure Capital, Inc.	808	33,128
Jack Henry & Associates, Inc.	684	93,243
Jackson Financial, Inc., Class A	547	56,401
Marqeta, Inc., Class A(1)	2,045	8,303
Mastercard, Inc., Class A	2,108	1,041,310
MGIC Investment Corp.	12,725	320,924
NCR Atleos Corp.(1)	872	38,891
NMI Holdings, Inc., Class A(1)	3,424	122,922
Payoneer Global, Inc.(1)	476	2,475
PayPal Holdings, Inc.	3,442	154,029
PennyMac Financial Services, Inc.	1,747	146,521
Radian Group, Inc.	6,026	205,788
Remitly Global, Inc.(1)	1,738	34,795
Rocket Cos., Inc., Class A(1)	18,085	262,413
Toast, Inc., Class A(1)	9,193	239,294
Visa, Inc., Class A	22,285	7,272,932
Voya Financial, Inc.	1,626	132,064
Walker & Dunlop, Inc.	1,701	85,373
Western Union Co.	2,314	18,813
WEX, Inc.(1)	266	38,559
		20,882,504
Food Products — 0.2%
Alico, Inc.	300	12,195
Archer-Daniels-Midland Co.	4,872	388,688
B&G Foods, Inc.	541	2,213
Beyond Meat, Inc.(1)	80	63
Bunge Global SA	1,499	184,827
Campbell's Co.	81	1,710
Conagra Brands, Inc.	202	2,682
Darling Ingredients, Inc.(1)	1,313	77,598
Flowers Foods, Inc.	67	512
Fresh Del Monte Produce, Inc.	330	10,606
Freshpet, Inc.(1)	388	20,021
General Mills, Inc.	647	21,875
Hershey Co.	816	158,328
Ingredion, Inc.	1,331	135,017
J&J Snack Foods Corp.	392	29,839
J.M. Smucker Co.	18	1,857
John B Sanfilippo & Son, Inc.	103	7,716
Kraft Heinz Co.	623	14,958
Lamb Weston Holdings, Inc.	60	2,591
Limoneira Co.	910	11,575
Mama's Creations, Inc.(1)	115	1,587
McCormick & Co., Inc.	56	2,653

Mondelez International, Inc., Class A	3,175	194,215
Pilgrim's Pride Corp.	784	22,195
Post Holdings, Inc.(1)	21	1,929
Simply Good Foods Co.(1)	750	8,640
Tootsie Roll Industries, Inc.	2	78
Tyson Foods, Inc., Class A	18	1,098
		1,317,266
Gas Utilities — 0.1%
Atmos Energy Corp.	90	15,222
Chesapeake Utilities Corp.	641	79,048
MDU Resources Group, Inc.	2,529	53,311
National Fuel Gas Co.	595	45,964
New Jersey Resources Corp.	2,059	113,760
Northwest Natural Holding Co.	845	40,974
ONE Gas, Inc.	3,187	247,757
Southwest Gas Holdings, Inc.	1,118	96,383
Spire, Inc.	122	10,036
UGI Corp.	1,742	60,830
		763,285
Ground Transportation — 0.4%
ArcBest Corp.	2,126	290,603
CSX Corp.	13,191	597,025
Heartland Express, Inc.	76	1,139
Hertz Global Holdings, Inc.(1)(2)	127	686
JB Hunt Transport Services, Inc.	101	27,919
Knight-Swift Transportation Holdings, Inc.	123	9,302
Landstar System, Inc.	50	10,345
Lyft, Inc., Class A(1)	1,925	27,162
Marten Transport Ltd.	1,698	29,274
Norfolk Southern Corp.	843	257,081
Old Dominion Freight Line, Inc.	237	53,361
RXO, Inc.(1)	123	3,146
Ryder System, Inc.	9	2,258
Saia, Inc.(1)	196	92,585
Schneider National, Inc., Class B	24	848
Uber Technologies, Inc.(1)	1,279	90,042
Union Pacific Corp.	6,949	1,825,085
Werner Enterprises, Inc.	320	13,283
XPO, Inc.(1)	258	55,276
		3,386,420
Health Care Equipment and Supplies — 0.6%
Abbott Laboratories	10,364	887,158
Align Technology, Inc.(1)	137	23,968
Artivion, Inc.(1)	29	644
AtriCure, Inc.(1)	430	11,898
Axogen, Inc.(1)	2,654	104,780
Baxter International, Inc.	203	3,812
Becton Dickinson & Co.	160	23,539
Beta Bionics, Inc.(1)	28	339
Boston Scientific Corp.(1)	3,385	163,529
CONMED Corp.	1,362	48,623
Dentsply Sirona, Inc.	149	1,560
Edwards Lifesciences Corp.(1)	391	33,810
Embecta Corp.	9	30
Enovis Corp.(1)	8	182

Envista Holdings Corp.(1)	994	23,409
GE HealthCare Technologies, Inc.	200	12,468
Glaukos Corp.(1)	153	15,813
Globus Medical, Inc., Class A(1)	1,737	142,226
Haemonetics Corp.(1)	3,107	210,686
ICU Medical, Inc.(1)	310	41,971
IDEXX Laboratories, Inc.(1)	310	174,694
Inogen, Inc.(1)	7,360	47,766
Inspire Medical Systems, Inc.(1)	3	124
Insulet Corp.(1)	63	9,131
Integer Holdings Corp.(1)	1,608	143,723
Intuitive Surgical, Inc.(1)	1,085	460,734
IRhythm Holdings, Inc.(1)	254	28,931
Lantheus Holdings, Inc.(1)	266	26,414
Masimo Corp.(1)	214	38,188
Medtronic PLC	323	23,841
Merit Medical Systems, Inc.(1)	3,216	202,801
Omnicell, Inc.(1)	777	34,297
Orthofix Medical, Inc.(1)	24	223
OrthoPediatrics Corp.(1)	519	8,911
Outset Medical, Inc.(1)	208	1,017
QuidelOrtho Corp.(1)	136	1,771
ResMed, Inc.	337	64,222
Sight Sciences, Inc.(1)	384	1,866
Solventum Corp.(1)	281	21,061
STAAR Surgical Co.(1)	2,266	67,731
STERIS PLC	1,212	257,829
Stryker Corp.	2,893	882,625
Tactile Systems Technology, Inc.(1)	475	11,690
Tandem Diabetes Care, Inc.(1)	390	6,708
TransMedics Group, Inc.(1)	11	739
Utah Medical Products, Inc.	14	930
Varex Imaging Corp.(1)	59	604
Zimmer Biomet Holdings, Inc.	303	24,946
		4,293,962
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(1)	10	232
AMN Healthcare Services, Inc.(1)	1,289	37,342
BrightSpring Health Services, Inc.(1)	58	3,577
Brookdale Senior Living, Inc.(1)	122	1,570
Cardinal Health, Inc.	385	75,768
Castle Biosciences, Inc.(1)	21	443
Cencora, Inc.	718	193,400
Centene Corp.(1)	889	52,984
Cigna Group	7,458	2,068,849
Concentra Group Holdings Parent, Inc.	1,947	48,422
CorVel Corp.(1)	855	52,796
Cross Country Healthcare, Inc.(1)	560	7,330
CVS Health Corp.	1,832	166,675
DaVita, Inc.(1)	152	29,543
Elevance Health, Inc.	721	283,490
Encompass Health Corp.	87	9,209
Ensign Group, Inc.	2,450	410,743
Fulgent Genetics, Inc.(1)	23	417
Guardant Health, Inc.(1)	80	10,375

HCA Healthcare, Inc.	481	182,078
HealthEquity, Inc.(1)	421	37,044
Henry Schein, Inc.(1)	382	29,254
Hims & Hers Health, Inc.(1)	168	4,393
Humana, Inc.	206	62,917
Labcorp Holdings, Inc.	413	107,405
McKesson Corp.	1,140	846,382
Molina Healthcare, Inc.(1)	196	34,026
National HealthCare Corp.	162	29,876
NeoGenomics, Inc.(1)	27	284
Option Care Health, Inc.(1)	129	2,692
Pediatrix Medical Group, Inc.(1)	204	4,394
Pennant Group, Inc.(1)	450	15,413
Privia Health Group, Inc.(1)	10	215
Progyny, Inc.(1)	868	22,186
Quest Diagnostics, Inc.	760	148,124
RadNet, Inc.(1)	591	32,818
Select Medical Holdings Corp.	2,413	39,815
Surgery Partners, Inc.(1)	376	5,023
Tenet Healthcare Corp.(1)	441	77,316
U.S. Physical Therapy, Inc.	360	23,134
UnitedHealth Group, Inc.	3,291	1,251,600
Universal Health Services, Inc., Class B	309	45,148
		6,454,702
Health Care Technology — 0.0%
Certara, Inc.(1)	497	2,893
OneMedNet Corp.(1)	909	701
Schrodinger, Inc.(1)	15	228
Simulations Plus, Inc.(1)	164	2,806
Teladoc Health, Inc.(1)	1,938	14,748
Veeva Systems, Inc., Class A(1)	1,369	238,671
		260,047
Hotels, Restaurants and Leisure — 2.6%
Airbnb, Inc., Class A(1)	3,847	512,844
Aramark	985	52,579
Booking Holdings, Inc.	4,850	812,036
Boyd Gaming Corp.	1,011	83,589
Brightstar Lottery PLC	469	5,267
Brinker International, Inc.(1)	1,981	282,055
Carnival Corp. Ltd.	1,856	52,079
Century Casinos, Inc.(1)	667	907
Cheesecake Factory, Inc.	1,196	78,984
Chipotle Mexican Grill, Inc.(1)	984	31,350
Choice Hotels International, Inc.	114	12,412
Churchill Downs, Inc.	8,385	731,256
Cracker Barrel Old Country Store, Inc.	210	7,102
Darden Restaurants, Inc.	175	35,684
Dave & Buster's Entertainment, Inc.(1)	471	6,297
Domino's Pizza, Inc.	3,633	1,128,337
DoorDash, Inc., Class A(1)	2,827	450,313
DraftKings, Inc., Class A(1)	201	4,922
Dutch Bros, Inc., Class A(1)	760	44,080
Expedia Group, Inc.	715	161,440
First Watch Restaurant Group, Inc.(1)	37	430
Flutter Entertainment PLC(1)	76	7,370

Global Business Travel Group I(1)	47	439
Hilton Grand Vacations, Inc.(1)	1,917	99,722
Hilton Worldwide Holdings, Inc.	6	1,966
Hyatt Hotels Corp., Class A	3,447	625,148
Jack in the Box, Inc.(1)	8	100
Las Vegas Sands Corp.	50	2,529
Marriott International, Inc., Class A	26,078	9,794,897
Marriott Vacations Worldwide Corp.	33	2,801
McDonald's Corp.	3,958	1,105,074
MGM Resorts International(1)	256	11,180
Monarch Casino & Resort, Inc.	11	1,323
Norwegian Cruise Line Holdings Ltd.(1)	592	10,857
Papa John's International, Inc.(2)	793	27,129
Penn Entertainment, Inc.(1)	593	11,166
Pursuit Attractions & Hospitality, Inc.(1)	68	3,044
Red Rock Resorts, Inc., Class A	775	45,245
Royal Caribbean Cruises Ltd.	598	170,209
Shake Shack, Inc., Class A(1)	5	322
Starbucks Corp.	10,434	1,034,635
Texas Roadhouse, Inc.	9,496	1,715,168
Travel & Leisure Co.	776	52,768
Vail Resorts, Inc.	29	3,874
Viking Holdings Ltd.(1)	10	921
Wingstop, Inc.	1,039	163,081
Wynn Resorts Ltd.	58	5,871
Yum! Brands, Inc.	1,891	279,773
		19,670,575
Household Durables — 0.4%
Cavco Industries, Inc.(1)	353	189,392
Century Communities, Inc.	1,021	53,929
Champion Homes, Inc.(1)	257	18,923
DR Horton, Inc.	8,383	1,233,056
Flexsteel Industries, Inc.	545	31,403
Garmin Ltd.	140	32,749
Installed Building Products, Inc.	136	28,557
KB Home	6,919	338,062
La-Z-Boy, Inc.	840	31,567
Lennar Corp., B Shares	130	11,450
Lennar Corp., Class A	777	69,759
LGI Homes, Inc.(1)	936	44,750
M/I Homes, Inc.(1)	2	263
Meritage Homes Corp.	2,410	157,228
Mohawk Industries, Inc.(1)	129	13,857
Newell Brands, Inc.	88	299
NVR, Inc.(1)	12	73,258
PulteGroup, Inc.	2,412	285,050
Somnigroup International, Inc.	7	496
Sonos, Inc.(1)	172	2,714
Taylor Morrison Home Corp.(1)	3,883	227,156
TopBuild Corp.(1)	333	139,021
Whirlpool Corp.	14	608
		2,983,547
Household Products — 1.1%
Central Garden & Pet Co., Class A(1)	2,918	99,591
Church & Dwight Co., Inc.	1,753	167,639

Clorox Co.	1,794	161,496
Colgate-Palmolive Co.	50,679	4,567,698
Energizer Holdings, Inc.	536	9,766
Kimberly-Clark Corp.	1,519	148,254
Oil-Dri Corp. of America	1,878	143,968
Procter & Gamble Co.	19,021	2,730,655
Reynolds Consumer Products, Inc.	18	390
Spectrum Brands Holdings, Inc.	478	37,614
WD-40 Co.	550	109,984
		8,177,055
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	664	9,741
Clearway Energy, Inc., Class C	3,032	124,797
Ormat Technologies, Inc.	1,025	140,661
Vistra Corp.	2,352	376,861
		652,060
Industrial Conglomerates — 0.2%
3M Co.	3,446	527,686
Honeywell International, Inc.	5,655	1,345,098
		1,872,784
Insurance — 1.0%
Aflac, Inc.	2,741	308,143
Allstate Corp.	1,699	350,147
American Financial Group, Inc.	23	2,985
American International Group, Inc.	1,242	92,194
AMERISAFE, Inc.	200	6,130
Aon PLC, Class A	826	261,066
Arch Capital Group Ltd.(1)	461	41,186
Arthur J Gallagher & Co.	303	60,936
Assurant, Inc.	26	6,471
Assured Guaranty Ltd.	5,294	392,868
Axis Capital Holdings Ltd.	1,658	157,394
Baldwin Insurance Group, Inc.(1)	510	9,904
Brighthouse Financial, Inc.(1)	1,759	110,025
Chubb Ltd.	3,351	1,044,607
Cincinnati Financial Corp.	400	62,968
CNA Financial Corp.	163	6,856
CNO Financial Group, Inc.	8,030	369,139
Crawford & Co., Class A	4,071	42,542
Employers Holdings, Inc.	1,490	64,815
Everest Group Ltd.	5	1,620
F&G Annuities & Life, Inc.	61	1,691
Fidelity National Financial, Inc.	1,022	48,392
First American Financial Corp.	73	4,835
Genworth Financial, Inc., Class A(1)	1,322	11,316
Globe Life, Inc.	472	72,329
Greenlight Capital Re Ltd., Class A(1)	1,350	21,154
Hanover Insurance Group, Inc.	434	80,811
Hartford Insurance Group, Inc.	2,665	338,801
HCI Group, Inc.	131	20,183
Hippo Holdings, Inc.(1)	1,783	46,126
Horace Mann Educators Corp.	833	38,093
Kemper Corp.	1,001	24,695
Kingsway Corp.(1)	40	400
Kinsale Capital Group, Inc.	652	198,710

Lemonade, Inc.(1)	473	27,434
Lincoln National Corp.	103	3,635
Loews Corp.	557	57,677
Markel Group, Inc.(1)	5	9,078
Marsh & McLennan Cos., Inc.	1,549	247,794
Mercury General Corp.	879	86,168
MetLife, Inc.	1,498	123,870
NI Holdings, Inc.(1)	24	336
Octave Specialty Group, Inc.(1)	531	2,910
Old Republic International Corp.	592	22,040
Primerica, Inc.	193	52,104
Principal Financial Group, Inc.	2,517	260,812
ProAssurance Corp.(1)	581	13,938
Progressive Corp.	2,452	466,861
Prudential Financial, Inc.	729	73,367
Reinsurance Group of America, Inc.	212	42,557
RenaissanceRe Holdings Ltd.	119	33,362
RLI Corp.	2,160	108,086
Root, Inc., Class A(1)	7	364
Ryan Specialty Holdings, Inc.	304	9,682
Selective Insurance Group, Inc.	4,282	370,564
SiriusPoint Ltd.(1)	8,999	192,129
Skyward Specialty Insurance Group, Inc.(1)	328	14,471
Stewart Information Services Corp.	424	27,552
Travelers Cos., Inc.	1,184	345,598
United Fire Group, Inc.	39	1,729
Universal Insurance Holdings, Inc.	1,565	57,936
Unum Group	5,385	448,194
W.R. Berkley Corp.	550	34,947
White Mountains Insurance Group Ltd.	203	419,158
Willis Towers Watson PLC	88	21,971
		7,875,856
Interactive Media and Services — 7.5%
Alphabet, Inc., Class A	23,239	8,838,721
Alphabet, Inc., Class C	83,993	31,617,485
Bumble, Inc., Class A(1)	808	2,561
Cargurus, Inc.(1)	1,034	30,875
EverQuote, Inc., Class A(1)	850	16,354
IAC, Inc.(1)	274	12,300
Match Group, Inc.	454	16,403
Meta Platforms, Inc., Class A	27,890	17,640,704
Pinterest, Inc., Class A(1)	2,177	43,649
Reddit, Inc., Class A(1)	26	4,576
Yelp, Inc.(1)	360	8,208
ZoomInfo Technologies, Inc.(1)	75	250
		58,232,086
IT Services — 2.7%
Accenture PLC, Class A	13,805	2,582,501
Akamai Technologies, Inc.(1)	156	23,328
Amdocs Ltd.	147	9,257
Cloudflare, Inc., Class A(1)	201	48,606
Cognizant Technology Solutions Corp., Class A	4,151	231,439
DigitalOcean Holdings, Inc.(1)	13	2,027
DXC Technology Co.(1)	661	6,551
EPAM Systems, Inc.(1)	11	1,127

Everforth, Inc.(1)	700	15,876
Fastly, Inc., Class A(1)	52	924
Gartner, Inc.(1)	110	17,842
Hackett Group, Inc.	513	5,915
International Business Machines Corp.	3,233	962,787
Kyndryl Holdings, Inc.(1)	707	8,816
MongoDB, Inc.(1)	1,118	375,145
Okta, Inc.(1)	29,007	3,575,693
Snowflake, Inc., Class A(1)	127	32,455
Twilio, Inc., Class A(1)	67,925	12,949,222
Unisys Corp.(1)	1,860	8,537
VeriSign, Inc.	57	16,267
		20,874,315
Leisure Products — 0.0%
Brunswick Corp.	198	16,584
Callaway Golf Co.(1)	1,312	20,205
Clarus Corp.	42	129
Escalade, Inc.	67	1,258
Hasbro, Inc.	261	22,490
Malibu Boats, Inc., Class A(1)	275	7,551
Mattel, Inc.(1)	64	956
Polaris, Inc.	182	12,844
		82,017
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	776	21,965
Adaptive Biotechnologies Corp.(1)	127	1,924
Agilent Technologies, Inc.	383	51,908
Azenta, Inc.(1)	142	3,249
BioLife Solutions, Inc.(1)	2	50
Bio-Rad Laboratories, Inc., Class A(1)	52	16,249
Bio-Techne Corp.	1	52
Charles River Laboratories International, Inc.(1)	39	7,048
Cytek Biosciences, Inc.(1)	25	105
Danaher Corp.	976	178,286
Fortrea Holdings, Inc.(1)	63	970
Illumina, Inc.(1)	49	7,985
IQVIA Holdings, Inc.(1)	18,488	3,368,698
Lifecore Biomedical, Inc.(1)	2,312	11,606
Maravai LifeSciences Holdings, Inc., Class A(1)	3,462	16,618
Medpace Holdings, Inc.(1)	98	43,817
Mettler-Toledo International, Inc.(1)	56	66,112
OmniAb, Inc.(1)	2,572	6,944
Repligen Corp.(1)	149	18,469
Revvity, Inc.	175	18,296
Seer, Inc.(1)	4,322	8,082
Sotera Health Co.(1)	69	1,079
Thermo Fisher Scientific, Inc.	2,738	1,348,492
Waters Corp.(1)	37	14,192
West Pharmaceutical Services, Inc.	126	40,674
		5,252,870
Machinery — 1.9%
Aebi Schmidt Holding AG	424	5,292
AGCO Corp.	510	57,263
Alamo Group, Inc.	313	47,172
Albany International Corp., Class A	1,430	92,507

Allison Transmission Holdings, Inc.	474	53,813
Astec Industries, Inc.	14	705
Atmus Filtration Technologies, Inc.	193	9,029
Caterpillar, Inc.	3,217	2,817,674
CECO Environmental Corp.(1)	3,389	253,328
Chart Industries, Inc.(1)	1,737	360,983
CNH Industrial NV	24	245
Crane Co.	1,550	283,650
Cummins, Inc.	495	320,082
Deere & Co.	3,117	1,689,975
Donaldson Co., Inc.	17	1,392
Dover Corp.	1,423	300,765
Eastern Co.(2)	1,750	37,677
Enpro, Inc.	688	211,209
Esab Corp.	134	12,386
ESCO Technologies, Inc.	1,137	331,890
Federal Signal Corp.	4,196	447,713
Flowserve Corp.	3,513	265,267
Fortive Corp.	359	20,937
Franklin Electric Co., Inc.	1,728	170,001
Gates Industrial Corp. PLC(1)	34	881
Gorman-Rupp Co.	2,750	206,112
Graco, Inc.	17	1,283
Greenbrier Cos., Inc.	1,008	47,487
Hillman Solutions Corp.(1)	56	418
IDEX Corp.	21	4,427
Illinois Tool Works, Inc.	1,560	385,757
Ingersoll Rand, Inc.	509	36,465
ITT, Inc.	540	105,300
Iveco Group NV	1,835	29,765
JBT Marel Corp.	1,380	185,458
Kennametal, Inc.	92	3,018
Lincoln Electric Holdings, Inc.	11	2,843
Lindsay Corp.	70	7,650
Mayville Engineering Co., Inc.(1)	26	698
Middleby Corp.(1)	1,419	219,959
Mueller Industries, Inc.	6,700	861,620
Mueller Water Products, Inc., Class A	8,582	216,352
Oshkosh Corp.	231	30,030
Otis Worldwide Corp.	333	23,590
PACCAR, Inc.	8,624	951,831
Parker-Hannifin Corp.	1,148	969,635
Pentair PLC	80	5,667
Proto Labs, Inc.(1)	22	1,667
RBC Bearings, Inc.(1)	792	452,992
Snap-on, Inc.	293	108,765
SPX Technologies, Inc.(1)	1,349	292,274
Standex International Corp.	727	201,386
Stanley Black & Decker, Inc.	2,031	161,302
Symbotic, Inc.(1)	1,000	46,425
Tennant Co.	7	603
Terex Corp.	9,371	545,205
Titan International, Inc.(1)	13	94
Toro Co.	252	22,650
Trinity Industries, Inc.	7,719	250,404

Watts Water Technologies, Inc., Class A	941	290,750
Westinghouse Air Brake Technologies Corp.	368	96,107
Worthington Enterprises, Inc.	2,086	118,422
Xylem, Inc.	2,734	299,482
		14,975,729
Marine Transportation — 0.1%
Euroseas Ltd.	3,516	223,969
Kirby Corp.(1)	134	18,839
Matson, Inc.	1,444	261,797
Star Bulk Carriers Corp.	3,800	103,550
		608,155
Media — 0.1%
AMC Global Media, Inc., Class A(1)	44	428
Boston Omaha Corp., Class A(1)	29	374
Charter Communications, Inc., Class A(1)	58	8,355
EchoStar Corp., Class A(1)(2)	2,204	284,735
Fox Corp., Class A	710	45,383
Fox Corp., Class B	49	2,812
John Wiley & Sons, Inc., Class A	14	589
Liberty Broadband Corp., Class A(1)	3	101
Liberty Broadband Corp., Class C(1)	127	4,288
Magnite, Inc.(1)	6,241	89,434
New York Times Co., Class A	191	14,365
News Corp., Class A	2,138	55,802
News Corp., Class B	45	1,342
Nexstar Media Group, Inc., Class A	133	23,731
Omnicom Group, Inc.	1,190	86,525
Paramount Skydance Corp., Class B	658	6,981
Scholastic Corp.	6	243
Sinclair, Inc.	45	622
Sirius XM Holdings, Inc.	5	148
Trade Desk, Inc., Class A(1)	10,941	235,888
USA TODAY Co., Inc.(1)	3,429	26,780
Versant Media Group, Inc.	317	13,675
		902,601
Metals and Mining — 0.5%
Alcoa Corp.	1,344	104,348
Alpha Metallurgical Resources, Inc.(1)	4,703	935,756
Century Aluminum Co.(1)	14	924
Cleveland-Cliffs, Inc.(1)	1,218	16,565
Commercial Metals Co.	5,381	409,225
Dakota Gold Corp.(1)	481	2,771
Freeport-McMoRan, Inc.	6,355	417,587
Hecla Mining Co.	6,169	109,623
Kaiser Aluminum Corp.	7	1,274
Materion Corp.	1,259	277,030
Metallus, Inc.(1)	4,516	88,739
MP Materials Corp.(1)	1,184	76,605
Newmont Corp.	1,853	203,478
NioCorp Developments Ltd.(1)	16,801	96,942
Nucor Corp.	1,402	350,500
Reliance, Inc.	349	132,889
Royal Gold, Inc.	267	59,936
Steel Dynamics, Inc.	145	37,722
Tredegar Corp.(1)	4,455	34,794

Warrior Met Coal, Inc.	2,610	246,749
Worthington Steel, Inc.	2,081	87,797
		3,691,254
Multi-Utilities — 0.2%
Ameren Corp.	1,839	198,557
Black Hills Corp.	840	61,169
CenterPoint Energy, Inc.	1,900	80,294
CMS Energy Corp.	240	17,417
Consolidated Edison, Inc.	814	85,983
Dominion Energy, Inc.	850	56,899
DTE Energy Co.	4,160	594,339
NiSource, Inc.	4,391	202,952
Northwestern Energy Group, Inc.	1,235	87,203
Public Service Enterprise Group, Inc.	922	72,515
Sempra	2,618	233,342
Unitil Corp.	48	2,402
WEC Energy Group, Inc.	552	61,300
		1,754,372
Oil, Gas and Consumable Fuels — 2.6%
Antero Midstream Corp.	8,332	174,639
Antero Resources Corp.(1)	11,004	393,393
APA Corp.	1,186	43,206
California Resources Corp.	13	771
Cheniere Energy, Inc.	3,913	879,877
Chevron Corp.	7,796	1,422,458
CNX Resources Corp.(1)	13,742	462,968
Comstock Resources, Inc.(1)	19	253
ConocoPhillips	7,515	856,560
CVR Energy, Inc.	841	27,938
Delek U.S. Holdings, Inc.	1,348	60,000
Devon Energy Corp.	16,809	747,832
Diamondback Energy, Inc.	1,754	335,856
Dorian LPG Ltd.	6	241
DT Midstream, Inc.	2,443	341,971
EOG Resources, Inc.	6,796	906,451
EQT Corp.	4,468	245,427
Expand Energy Corp.	4,976	462,669
Exxon Mobil Corp.	27,858	4,046,653
Golar LNG Ltd.	5,800	288,550
HF Sinclair Corp.	1,271	88,830
International Seaways, Inc.	2,915	225,009
Kinder Morgan, Inc.	14,719	457,467
Magnolia Oil & Gas Corp., Class A	1,628	44,542
Marathon Petroleum Corp.	4,202	1,045,332
Matador Resources Co.	1,229	65,874
Murphy Oil Corp.	12,134	439,129
Nordic American Tankers Ltd.	9,799	50,465
Occidental Petroleum Corp.	13,308	753,632
ONEOK, Inc.	4,462	374,540
Ovintiv, Inc.	2,251	126,146
Par Pacific Holdings, Inc.(1)	26	1,460
PBF Energy, Inc., Class A	10,518	428,083
Peabody Energy Corp.	61	1,650
Phillips 66	1,323	232,689
Range Resources Corp.	4,486	174,730

REX American Resources Corp.(1)	512	23,941
SM Energy Co.	10,828	332,528
Talos Energy, Inc.(1)	8	117
Targa Resources Corp.	4,675	1,192,452
Texas Pacific Land Corp.	1,489	585,177
Uranium Energy Corp.(1)	18,823	259,193
Valero Energy Corp.	277	67,815
Vitesse Energy, Inc.	24	415
Williams Cos., Inc.	20,014	1,428,799
World Kinect Corp.	13	375
		20,098,103
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	196	14,971
Sylvamo Corp.	593	23,287
		38,258
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	156	7,179
Allegiant Travel Co.(1)	119	10,902
American Airlines Group, Inc.(1)	153	2,240
Delta Air Lines, Inc.	667	55,014
JetBlue Airways Corp.(1)	3,906	21,366
Joby Aviation, Inc.(1)	777	9,246
Southwest Airlines Co.	468	20,101
United Airlines Holdings, Inc.(1)	1,820	208,936
		334,984
Personal Care Products — 0.0%
BellRing Brands, Inc.(1)	7	59
elf Beauty, Inc.(1)	26	1,456
Estee Lauder Cos., Inc., Class A	419	37,270
Herbalife Ltd.(1)	123	1,471
Interparfums, Inc.	455	42,938
Kenvue, Inc.	4,864	84,050
USANA Health Sciences, Inc.(1)	120	2,196
		169,440
Pharmaceuticals — 2.6%
Alto Neuroscience, Inc.(1)	3,437	68,981
Alumis, Inc.(1)	14	302
Amphastar Pharmaceuticals, Inc.(1)	747	14,081
ANI Pharmaceuticals, Inc.(1)	5	393
Axsome Therapeutics, Inc.(1)	28	6,565
BioAge Labs, Inc.(1)	120	2,075
Bristol-Myers Squibb Co.	10,686	611,025
Contineum Therapeutics, Inc., Class A(1)	1,753	23,648
Crinetics Pharmaceuticals, Inc.(1)	14	498
Elanco Animal Health, Inc.(1)	1,372	32,722
Eli Lilly & Co.	12,098	13,368,290
EyePoint, Inc.(1)	157	2,132
Harmony Biosciences Holdings, Inc.(1)	15	474
Innoviva, Inc.(1)	42	900
Jazz Pharmaceuticals PLC(1)	19	4,493
Johnson & Johnson	16,317	3,676,710
Merck & Co., Inc.	9,781	1,161,200
Nektar Therapeutics(1)	21	1,362
Neumora Therapeutics, Inc.(1)	1,022	1,891
Organon & Co.	53	707

Pacira BioSciences, Inc.(1)	386	8,963
Pfizer, Inc.	28,548	747,387
Phathom Pharmaceuticals, Inc.(1)	208	1,995
Phibro Animal Health Corp., Class A	1,504	46,308
Prestige Consumer Healthcare, Inc.(1)	3,001	142,637
Royalty Pharma PLC, Class A	32	1,784
Scilex Holding Co.(1)	80	712
Septerna, Inc.(1)	71	2,144
SIGA Technologies, Inc.	57	267
Supernus Pharmaceuticals, Inc.(1)	1,483	68,485
Verrica Pharmaceuticals, Inc.(1)	481	2,771
Viatris, Inc.	1,432	23,284
Zoetis, Inc.	293	22,763
		20,047,949
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	342	7,945
Automatic Data Processing, Inc.	2,482	550,607
Barrett Business Services, Inc.	600	19,524
Booz Allen Hamilton Holding Corp.	285	22,566
Broadridge Financial Solutions, Inc.	7	1,076
CACI International, Inc., Class A(1)	1,726	886,318
Clarivate PLC(1)	493	1,247
Concentrix Corp.	93	2,631
Conduent, Inc.(1)	138	239
CRA International, Inc.	1,444	200,355
DLH Holdings Corp.(1)	29	163
Equifax, Inc.	181	30,008
ExlService Holdings, Inc.(1)	6,880	199,727
Exponent, Inc.	5,066	295,449
FTI Consulting, Inc.(1)	141	21,598
Genpact Ltd.	9	297
Huron Consulting Group, Inc.(1)	480	51,547
ICF International, Inc.	1,387	95,481
Insperity, Inc.	2,085	71,870
Jacobs Solutions, Inc.	292	34,999
KBR, Inc.	1,700	59,415
Kforce, Inc.	1,560	73,304
Korn Ferry	3,103	217,148
Legalzoom.com, Inc.(1)	618	3,887
Leidos Holdings, Inc.	150	19,170
ManpowerGroup, Inc.	149	4,713
Maximus, Inc.	221	13,687
Mistras Group, Inc.(1)	2,111	37,111
Paychex, Inc.	3,694	358,244
Paycom Software, Inc.	514	71,790
Paylocity Holding Corp.(1)	9	1,034
Robert Half, Inc.	11	324
Science Applications International Corp.	102	10,628
SS&C Technologies Holdings, Inc.	2,295	154,959
TriNet Group, Inc.	3,020	137,954
TrueBlue, Inc.(1)	2,288	14,209
Verisk Analytics, Inc.	62	10,849
Verra Mobility Corp.(1)	371	1,673
		3,683,746

Real Estate Management and Development — 0.0%
CBRE Group, Inc., Class A(1)	198	24,758
CoStar Group, Inc.(1)	400	12,880
Cushman & Wakefield Ltd.(1)	108	1,343
Howard Hughes Holdings, Inc.(1)	5	317
Jones Lang LaSalle, Inc.(1)	70	19,762
Newmark Group, Inc., Class A	15,608	218,044
St. Joe Co.	8	509
		277,613
Semiconductors and Semiconductor Equipment — 12.9%
ACM Research, Inc., Class A(1)	424	36,701
Advanced Micro Devices, Inc.(1)	3,826	1,974,599
Aehr Test Systems(1)	60	5,540
Ambarella, Inc.(1)	17	1,227
Amkor Technology, Inc.	6,222	432,802
Analog Devices, Inc.	3,437	1,422,402
Applied Materials, Inc.	17,266	7,770,736
Astera Labs, Inc.(1)	11	3,771
Axcelis Technologies, Inc.(1)	1,172	176,280
Broadcom, Inc.	19,146	8,553,858
Cirrus Logic, Inc.(1)	1,960	333,102
Cohu, Inc.(1)	247	13,029
Credo Technology Group Holding Ltd.(1)	154	36,349
Diodes, Inc.(1)	1,968	207,270
Enphase Energy, Inc.(1)	269	18,389
Entegris, Inc.	25	3,470
First Solar, Inc.(1)	442	135,601
FormFactor, Inc.(1)	3,273	407,783
Impinj, Inc.(1)	64	9,664
Intel Corp.(1)	31,763	3,642,581
KLA Corp.	993	1,908,258
Kulicke & Soffa Industries, Inc.	1,804	183,810
Lam Research Corp.	8,678	2,761,166
Lattice Semiconductor Corp.(1)	37	5,442
MACOM Technology Solutions Holdings, Inc.(1)	119	43,392
Marvell Technology, Inc.	27,786	5,696,130
MaxLinear, Inc.(1)	24	2,230
Microchip Technology, Inc.	307	29,057
Micron Technology, Inc.	10,553	10,246,963
MKS, Inc.	131	42,478
Monolithic Power Systems, Inc.	165	258,425
NVE Corp.	220	21,547
NVIDIA Corp.	209,962	44,331,377
NXP Semiconductors NV	136	43,704
ON Semiconductor Corp.(1)	1,535	185,152
Onto Innovation, Inc.(1)	2,744	708,611
PDF Solutions, Inc.(1)	11	537
Penguin Solutions, Inc.(1)	2,447	136,616
Photronics, Inc.(1)	2,394	77,446
Power Integrations, Inc.	1,572	132,048
Qnity Electronics, Inc.	391	60,996
Qorvo, Inc.(1)	146	15,120
QUALCOMM, Inc.	18,578	4,663,449
Rambus, Inc.(1)	7,175	1,043,675
Semtech Corp.(1)	24	3,661

Silicon Laboratories, Inc.(1)	131	28,506
SiTime Corp.(1)	58	41,192
Skyworks Solutions, Inc.	261	20,319
SolarEdge Technologies, Inc.(1)	17	1,298
Synaptics, Inc.(1)	89	12,218
Teradyne, Inc.	342	128,014
Texas Instruments, Inc.	3,313	1,012,718
Ultra Clean Holdings, Inc.(1)	2,386	204,170
Universal Display Corp.	70	6,448
Veeco Instruments, Inc.(1)	1,124	64,787
		99,306,114
Software — 5.7%
ACI Worldwide, Inc.(1)	1,710	74,676
Adeia, Inc.	303	8,096
Adobe, Inc.(1)	2,424	628,325
Agilysys, Inc.(1)	6	519
Alarm.com Holdings, Inc.(1)	37	1,669
Appfolio, Inc., Class A(1)	86	13,861
AppLovin Corp., Class A(1)	1,699	1,041,640
Atlassian Corp., Class A(1)	307	33,036
Aurora Innovation, Inc.(1)	3,251	23,862
Autodesk, Inc.(1)	456	105,477
AvePoint, Inc.(1)	289	3,153
Blackbaud, Inc.(1)	945	29,002
Box, Inc., Class A(1)	1,000	26,960
C3.ai, Inc., Class A(1)	378	4,071
Cadence Design Systems, Inc.(1)	7,531	2,823,598
Circle Internet Group, Inc.(1)	691	78,083
Cleanspark, Inc.(1)	4,526	82,781
Clear Secure, Inc., Class A	400	22,180
Commvault Systems, Inc.(1)	1,615	191,781
Crowdstrike Holdings, Inc., Class A(1)	440	321,640
CS Disco, Inc.(1)	1,584	6,320
Datadog, Inc., Class A(1)	461	114,028
Docusign, Inc.(1)	376	19,748
Dropbox, Inc., Class A(1)	15,323	411,882
Fair Isaac Corp.(1)	611	764,110
Fortinet, Inc.(1)	920	126,932
Freshworks, Inc., Class A(1)	3,142	30,509
Gen Digital, Inc.	1,554	40,078
Guidewire Software, Inc.(1)	14,433	2,203,486
HubSpot, Inc.(1)	110	24,269
InterDigital, Inc.	683	172,177
Intuit, Inc.	5,837	1,935,141
JFrog Ltd.(1)	276	21,936
LiveRamp Holdings, Inc.(1)	759	28,508
Manhattan Associates, Inc.(1)	108	16,205
Microsoft Corp.	46,515	20,942,914
NCR Voyix Corp.(1)	1,600	11,504
Nutanix, Inc., Class A(1)	298	15,517
OneSpan, Inc.	14,640	211,402
Ooma, Inc.(1)	85	1,500
Oracle Corp.	13,090	2,955,460
PagerDuty, Inc.(1)	42	418
Palantir Technologies, Inc., Class A(1)	8,103	1,268,444

Palo Alto Networks, Inc.(1)	13,796	3,886,195
Pegasystems, Inc.	932	33,300
Procore Technologies, Inc.(1)	10	495
Progress Software Corp.(1)	1,906	62,574
PTC, Inc.(1)	193	26,775
Q2 Holdings, Inc.(1)	1,742	82,484
Qualys, Inc.(1)	2,939	321,203
RingCentral, Inc., Class A	18	780
Riot Platforms, Inc.(1)	738	20,007
Roper Technologies, Inc.	184	59,898
Rubrik, Inc., Class A(1)	2,421	190,363
Salesforce, Inc.	5,199	993,529
ServiceNow, Inc.(1)	2,101	261,301
SPS Commerce, Inc.(1)	1,550	87,963
Strategy, Inc., Class A(1)	16	2,545
Synopsys, Inc.(1)	774	368,130
Telos Corp.(1)	201	963
Teradata Corp.(1)	1,410	48,011
Trimble, Inc.(1)	828	46,707
Tyler Technologies, Inc.(1)	338	105,845
UiPath, Inc., Class A(1)	41	481
Unity Software, Inc.(1)	9,986	304,273
Varonis Systems, Inc.(1)	30	1,025
Veritone, Inc.(1)	329	697
Workday, Inc., Class A(1)	1,314	192,094
Workiva, Inc.(1)	351	17,473
Zoom Communications, Inc., Class A(1)	28	2,845
Zscaler, Inc.(1)	3	419
		43,955,273
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(1)	4,205	324,710
American Eagle Outfitters, Inc.	136	2,149
Asbury Automotive Group, Inc.(1)	1,203	225,815
AutoNation, Inc.(1)	17	3,191
AutoZone, Inc.(1)	86	252,426
Bath & Body Works, Inc.	115	2,302
Best Buy Co., Inc.	590	45,991
Boot Barn Holdings, Inc.(1)	84	14,269
Burlington Stores, Inc.(1)	61	19,754
Caleres, Inc.	51	743
Carvana Co.(1)	60	4,380
Dick's Sporting Goods, Inc.	111	25,260
Five Below, Inc.(1)	11	2,501
Gap, Inc.	106	2,242
Group 1 Automotive, Inc.	577	182,528
Home Depot, Inc.	8,401	2,664,293
Lithia Motors, Inc.	268	77,959
Lowe's Cos., Inc.	5,001	1,072,014
Monro, Inc.	4	66
Murphy USA, Inc.	1,508	763,093
National Vision Holdings, Inc.(1)	35	586
O'Reilly Automotive, Inc.(1)	65,009	5,647,982
Ross Stores, Inc.	6,020	1,395,015
Sally Beauty Holdings, Inc.(1)	71	943
Shoe Carnival, Inc.	270	4,779

Signet Jewelers Ltd.	483	42,209
Sonic Automotive, Inc., Class A	746	61,635
TJX Cos., Inc.	17,299	2,677,020
Tractor Supply Co.	39,123	1,233,548
Ulta Beauty, Inc.(1)	4,176	2,124,958
Upbound Group, Inc.	667	12,813
Urban Outfitters, Inc.(1)	528	38,359
Victoria's Secret & Co.(1)	3,362	184,910
Williams-Sonoma, Inc.	434	88,349
		19,198,792
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	102,582	32,011,739
Dell Technologies, Inc., Class C	314	132,166
Everpure, Inc., Class A(1)	65,467	5,205,281
Hewlett Packard Enterprise Co.	10,787	464,272
HP, Inc.	9,876	267,047
IonQ, Inc.(1)	201	14,486
NetApp, Inc.	5,724	997,636
Sandisk Corp.(1)	128	216,957
Seagate Technology Holdings PLC	147	129,331
Super Micro Computer, Inc.(1)	2,818	129,882
Turtle Beach Corp.(1)	504	6,572
Western Digital Corp.	332	176,362
		39,751,731
Textiles, Apparel and Luxury Goods — 0.8%
Capri Holdings Ltd.(1)	868	16,067
Carter's, Inc.	1,030	39,748
Columbia Sportswear Co.	6	397
Crocs, Inc.(1)	514	60,996
Deckers Outdoor Corp.(1)	456	51,916
G-III Apparel Group Ltd.	365	11,800
Kontoor Brands, Inc.	2,140	153,588
Lululemon Athletica, Inc.(1)	41	5,378
Movado Group, Inc.	45	1,723
NIKE, Inc., Class B	123,918	5,728,729
Oxford Industries, Inc.	168	7,496
PVH Corp.	365	34,047
Ralph Lauren Corp.	33	12,009
Steven Madden Ltd.	968	42,050
Superior Group of Cos., Inc.	2,750	35,172
Tapestry, Inc.	684	99,495
VF Corp.	37	636
Wolverine World Wide, Inc.	711	12,478
		6,313,725
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	1,786	542,605
Boise Cascade Co.	1,012	70,557
DNOW, Inc.(1)	8,084	103,394
DXP Enterprises, Inc.(1)	3	435
Fastenal Co.	7,495	331,279
Ferguson Enterprises, Inc.	4,013	906,818
GATX Corp.	2,389	403,932
Herc Holdings, Inc.	296	39,368
McGrath RentCorp	1,569	171,005
MSC Industrial Direct Co., Inc., Class A	34	3,722

Rush Enterprises, Inc., Class A	8,344	578,490
SiteOne Landscape Supply, Inc.(1)	5	543
United Rentals, Inc.	561	558,571
Watsco, Inc.	42	15,418
WESCO International, Inc.	95	34,311
WW Grainger, Inc.	230	283,875
		4,044,323
Water Utilities — 0.1%
American States Water Co.	1,329	102,692
American Water Works Co., Inc.	2,805	345,772
California Water Service Group	1,000	45,100
Essential Utilities, Inc.	59	2,177
H2O America(2)	235	13,590
Middlesex Water Co.	555	29,154
		538,485
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	6,294	246,158
T-Mobile U.S., Inc.	985	184,717
		430,875
TOTAL COMMON STOCKS (Cost $636,875,595)		662,547,942
AFFILIATED FUNDS(3) — 14.2%
Avantis Emerging Markets Equity ETF	277,801	26,930,029
Avantis Emerging Markets Value ETF	475	32,162
Avantis International Equity ETF	619,613	56,787,531
Avantis International Small Cap Value ETF	4,604	507,453
Avantis U.S. Quality ETF	377,171	25,381,006
TOTAL AFFILIATED FUNDS (Cost $74,757,562)		109,638,181
RIGHTS — 0.0%
Biotechnology — 0.0%
Arcellx, Inc.(1)	181	13
Food Products — 0.0%
TreeHouse Foods, Inc.(1)	47	91
Health Care Equipment and Supplies — 0.0%
Hologic, Inc.(1)	229	2
TOTAL RIGHTS (Cost $106)		106
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	424,307	424,307
State Street Navigator Securities Lending Government Money Market Portfolio(4)	334,897	334,897
TOTAL SHORT-TERM INVESTMENTS (Cost $759,204)		759,204
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $712,392,467)		772,945,433
OTHER ASSETS AND LIABILITIES — 0.0%		79,174
TOTAL NET ASSETS — 100.0%		$773,024,607

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $326,152. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $334,897.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

FAIR VALUE MEASUREMENTS

The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$662,518,177	$29,765	—
Affiliated Funds	109,638,181	—	—
Rights	106	—	—
Short-Term Investments	759,204	—	—
	$772,915,668	$29,765	—

4. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Emerging Markets Equity ETF	—	$22,856	—	$4,074	$26,930	278	—	$1
Avantis Emerging Markets Value ETF	—	24	—	8	32	—	—	—
Avantis International Equity ETF	—	49,917	—	6,871	56,788	620	—	11
Avantis International Small Cap Value ETF	—	287	—	220	507	5	—	1
Avantis U.S. Quality ETF	—	1,710	$37	23,708	25,381	377	$3,748	17
Avantis Real Estate ETF	—	278	278	—	—	—	39	—
Avantis U.S. Equity ETF	—	2,415	2,415	—	—	—	1,222	8
Avantis U.S. Large Cap Value ETF	—	133	133	—	—	—	47	1
Avantis U.S. Small Cap Equity ETF	—	432	432	—	—	—	111	1
Avantis U.S. Small Cap Value ETF	—	219	219	—	—	—	57	1
	—	$78,271	$3,514	$34,881	$109,638	1,280	$5,224	$41
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.